Document and Entity Information	Feb. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831363
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Registrant Name	Terns Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39926
Entity Tax Identification Number	98-1448275
Entity Address, Address Line One	1065 East Hillsdale
Entity Address, Address Line Two	Blvd.
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	525-5535
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false